WARRANTS AND DERIVATIVE WARRANT LIABILITY (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Share-based Compensation, Activity [Table Text Block]
Transactions involving our equity-classified warrants are summarized as follows:

		Weighted-	Weighted-average	Aggregate
		average	remaining	intrinsic
	Number of	exercise	contractual term	value (in
	shares	price	(in years)	thousands)
Outstanding at December 31, 2013	10,216,597	$2.56
Granted	11,315,847	$0.94
Exercised	—	—
Forfeited	(1,021,457)	$2.91
Outstanding at June 30, 2014	20,510,987	$1.65	2.2	$692

Exercisable at June 30, 2014	20,510,987	$1.65	2.2	$692

Transactions involving our equity-classified and liability-classified stock warrants are summarized as follows:

			Weighted-
		Weighted-	average	Aggregate
		average	remaining	intrinsic
	Number of	exercise	contractual term	value (in
	shares	price	(in years)	thousands)

Outstanding at December 31, 2011	8,715,289	$2.39
Granted	314,366	$2.97
Exercised	(515,671)	$1.52
Forfeited	—	—

Outstanding at December 31, 2012	8,513,984	$2.47
Granted	4,376,228	$1.97
Exercised	(1,325,670)	$1.06
Forfeited	(1,347,945)	$1.52
Outstanding at December 31, 2013	10,216,597	$2.56	2.9	$48.0

Exercisable at December 31, 2013	10,216,597	$2.56	2.9	$48.0

Schedule of Outstanding Warrants to Purchase Common Stock [Table Text Block]
The following table summarizes outstanding common stock purchase warrants as of June 30, 2014:

		Weighted-
		average
	Number of	exercise
	shares	price	Expiration
Equity–classified warrants
Issued to consultants	1,163,759	$2.38	July 2014 through February 2019
Issued pursuant to 2009 financings	495,059	$3.00	July 2014 through September 2014
Issued pursuant to 2010 financings	1,022,943	$3.38	January 2015 through May 2015
Issued pursuant to 2011 financings	1,936,785	$3.24	January 2016 through April 2016
Issued pursuant to 2012 financings	296,366	$3.00	December 2017
Issued pursuant to 2013 financings	4,376,228	$1.97	December 2017 through August 2023
Issued pursuant to 2014 financings	11,219,847	$0.93	March 2015 through June 2019
	20,510,987

The following table summarizes outstanding warrants to purchase common stock as of December 31, 2013:

		Weighted
		Average
	Number of	Exercise
	shares	price	Expiration
Equity–classified warrants
Issued to consultants	1,128,759	$2.28	February 2014 through January 2018
Issued pursuant to 2009 financings	1,455,516	$3.00	February 2014 through September 2014
Issued pursuant to 2010 financings	1,022,943	$3.38	January 2015 through May 2015
Issued pursuant to 2011 financings	1,936,785	$3.24	January 2016 through April 2016
Issued pursuant to 2012 financings	296,366	$3.00	December 2017
Issued pursuant to 2013 financings	4,376,228	$1.97	December 2017 through August 2023
	10,216,597

Schedule Of Share Based Payment Award Warrants Valuation Assumptions [Table Text Block]
The following table summarizes weighted-average assumptions using the Black-Scholes option-pricing model used on the date of the equity-classified warrants issued for services for the year ended December 31, 2012:

Volatility	60.3%
Expected term (years)	4.7
Risk-free interest rate	0.7%
Dividend yield	None

Schedule of Share-based Payment Award, Warrants Derivative Liability Valuation Assumptions [Table Text Block]
The following table summarizes the calculated aggregate fair values for the warrant derivative liability using the Black-Scholes method based on the following assumptions:

Fair value as of June 30, 2013

Calculated aggregate value (in thousands)	$1,010
Exercise price per share of warrant	$1.50
Closing price per share of common stock	$2.15
Volatility	50.0%
Expected term (years)	0.3
Risk-free interest rate	0.07%
Dividend yield	0%

The following table summarizes the calculated aggregate fair values for the warrant derivative liability using the Black-Scholes method based on the following assumptions (in thousands):

Fair value as of
December 31,
2012

Calculated aggregate value	$1,176
Exercise price per share of warrant	$1.50
Closing price per share of common stock	$2.20
Volatility	54.0%
Expected term (years)	0.5
Risk-free interest rate	0.11%
Dividend yield	0%